Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The table below sets forth the changes in the carrying amount of goodwill for the period indicated:

Balance at January 1, 2012	$706,823
Goodwill related to Aldagen acquisition	616,826
Adjustment as a result of measurement period change	(195,132)
Balance at December 31, 2012	$1,128,517
Change in 2013	—
Balance at December 31, 2013	$1,128,517

Schedule of Intangible Assets and Goodwill [Table Text Block]
The carrying value of those intangible assets, and the associated amortization, were as follows:

	March 31, 2014	December 31, 2013
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000
Total	$34,958,000	$34,958,000
Less accumulated amortization	(1,280,629)	(1,189,046)
	$33,677,371	$33,768,954

The carrying value of those intangible assets, and the associated amortization, were as follows:

	December 31, 2013	December 31, 2012
Trademarks	$2,310,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	29,585,000	29,585,000
Total	$34,958,000	$34,958,000
Less accumulated amortization	(1,189,046)	(822,713)
	$33,768,954	$34,135,287

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2015	366,300
2016	366,300
2017	366,300
2018	300,000
2019	277,800
Thereafter	2,140,900

Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2014	366,333
2015	366,333
2016	366,333
2017	366,333
2018	299,985
Thereafter	2,418,637